Label	Element	Value
Document And Entity Information Elements	aic_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 07, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	aic
Document Creation Date	dei_DocumentCreationDate	Dec. 07, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 07, 2012
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012